TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]
	December 31,	December 31,
	2023	2022
Trade payables	$31,863	$40,782
Trade related accruals	16,302	30,312
Payroll and related benefits	35,331	31,797
Restructuring obligations	1,456	-
NSR royalty liabilities (Notes 15(b)(c))	2,850	1,518
Environmental duty and net mineral sales proceeds tax	3,023	3,570
Other accrued liabilities	3,588	7,141
	$94,413	$115,120